Common Stock - Schedule of Outstanding Warrant Activity (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Warrant Activity [Line Items]
Balance
Issued	5,868,336
Exercised
Balance	5,868,336
Shortfall Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	3,209,511	3,874,394
Issued			3,874,394
Exercised	(105,000)	(664,883)
Balance	3,104,511	3,209,511	3,874,394
Publicly Traded Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	14,166,666	14,166,666
Issued			14,166,666
Exercised
Balance	14,166,666	14,166,666	14,166,666
Term Loan Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	2,000,000
Issued	1,500,000
Exercised
Balance	3,500,000	2,000,000